Document And Entity Information	Feb. 12, 2024
Document Information [Line Items]
Entity, Registrant Name	Safeguard Scientifics, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 12, 2024
Entity, Incorporation, State or Country Code	PA
Entity, File Number	001-05620
Entity, Tax Identification Number	23-1609753
Entity, Address, Address Line One	150 N. Radnor Chester Rd., STE F-200
Entity, Address, City or Town	Radnor
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	293-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SFES
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000086115